Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Variable Interest Entities
Variable Interest Entities

Note 20—Variable Interest Entities

The carrying amounts associated with our consolidated variable interest entities, after eliminating the effect of intercompany transactions, were as follows:

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Assets	$2,381	$3,142
Liabilities	(1,037)	(1,548)
Net carrying amount	$1,344	$1,594

PIDWAL is a joint venture formed to provide drilling services in Nigeria. PIDWAL has a 50.1% ownership interest in two of our rig holding subsidiaries, Pacific Bora Ltd. and Pacific Scirocco Ltd., and we own 49.9% of such entities through our wholly-owned subsidiary Pacific Drilling Limited (“PDL”).  PIDWAL’s interest in the rig holding subsidiaries is held through a holding company, Pacific Drillship Nigeria Limited (“PDNL”), of which it owns 99.9%, and PDL owns the remaining 0.1%. We determined that each of these companies met the criteria of a variable interest entity for accounting purposes because its equity at risk was insufficient to permit it to carry on its activities without additional subordinated financial support from us. We also determined that we were the primary beneficiary for accounting purposes since (a) for PIDWAL, we had the power to direct the day-to-day management and operations of the entity, and for PDNL we had the power to secure and direct its equity investment, which are the activities that most significantly impact each entity’s economic performance, and (b) we had the obligation to absorb losses or the right to receive a majority of the benefits that could be potentially significant to the variable interest entities. As a result, we consolidate PIDWAL and PDNL in our consolidated financial statements.

During the Successor period in 2018 and the Predecessor periods in 2018, 2017 and 2016, we provided financial support to PIDWAL to enable it to operate as a going concern by funding its working capital via intercompany loans and payables.

During the Successor period in 2018 and the Predecessor periods in 2018, 2017 and 2016, we provided financial support to PDNL to fund its equity investment in our rig-owning entities operating in Nigeria via intercompany loans. Both the equity investment and intercompany loans of PDNL are eliminated upon consolidation.